UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		April 23, 2003

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    74
Form 13F Information Table Value Total:    $294,150
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2443 64875.00 SH       SOLE                 64875.00
Acxiom Corp                    COM              005125109     2367 135350.00SH       SOLE                135350.00
Affiliated Computer Services I COM              008190100    14856 312900.00SH       SOLE                312900.00
Albertson's Inc                COM              013104104      294  9636.00 SH       SOLE                  9636.00
AmSouth Bancorporation         COM              032165102     2354 105180.00SH       SOLE                105180.00
Apogent Technologies, Inc      COM              03760A101     1364 66300.00 SH       SOLE                 66300.00
AptarGroup Inc                 COM              038336103     9972 324300.00SH       SOLE                324300.00
Arrow Electronics, Inc         COM              042735100     2195 105800.00SH       SOLE                105800.00
BISYS Group Inc                COM              055472104    10789 324000.00SH       SOLE                324000.00
BJ's Wholesale Club, Inc       COM              15548J106     5161 134050.00SH       SOLE                134050.00
Baldor Electric                COM              057741100     7120 282525.00SH       SOLE                282525.00
Bank of America Corp           COM              060505104      231  3285.00 SH       SOLE                  3285.00
Beckman Coulter Inc            COM              075811109     7068 141650.00SH       SOLE                141650.00
Biomet, Inc                    COM              090613100     6822 251548.00SH       SOLE                251548.00
C R Bard                       COM              067383109     5050 89250.00 SH       SOLE                 89250.00
Certegy                        COM              156880106     6288 169440.00SH       SOLE                169440.00
Charter One Financial          COM              160903100     4352 126594.00SH       SOLE                126594.00
Cintas Corp                    COM              172908105     5698 115275.00SH       SOLE                115275.00
Compass Bancshares Inc         COM              20449H109     5420 161300.00SH       SOLE                161300.00
Conmed Corp                    COM              207410101     2887 129300.00SH       SOLE                129300.00
Costco Wholesale Corp          COM              22160K105      548 14200.00 SH       SOLE                 14200.00
Danaher Corp                   COM              235851102    17591 265127.00SH       SOLE                265127.00
Donaldson Co                   COM              257651109    11679 333300.00SH       SOLE                333300.00
Dyersburg Corp                 COM              267575108        0 10000.00 SH       SOLE                 10000.00
Edwards Lifesciences           COM              28176E108     1175 50660.00 SH       SOLE                 50660.00
Electronic Data Systems Corp   COM              285661104     1109 29850.00 SH       SOLE                 29850.00
Entercom Communications Corp   COM              293639100     1377 30000.00 SH       SOLE                 30000.00
Equifax Inc                    COM              294429105     7233 267882.00SH       SOLE                267882.00
Expeditors International       COM              302130109      663 20000.00 SH       SOLE                 20000.00
Exxon Mobil Corp               COM              30231G102     1475 36057.00 SH       SOLE                 36057.00
Family Dollar Stores           COM              307000109     4100 116300.00SH       SOLE                116300.00
Fifth Third Bancorp            COM              316773100     2635 39533.00 SH       SOLE                 39533.00
First Data Corp                COM              319963104    19654 528334.00SH       SOLE                528334.00
Fiserv, Inc                    COM              337738108    17865 486657.00SH       SOLE                486657.00
G&K Services, Inc              COM              361268105     1233 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103      222  7654.00 SH       SOLE                  7654.00
Genzyme Corp                   COM              372917104     1196 62150.00 SH       SOLE                 62150.00
Health Management Associates I COM              421933102     2519 125000.00SH       SOLE                125000.00
Idex Corp                      COM              45167R104     7567 225870.00SH       SOLE                225870.00
International Business Machine COM              459200101      914 12698.00 SH       SOLE                 12698.00
Jones Apparel Group Inc        COM              480074103     2852 76050.00 SH       SOLE                 76050.00
Keane Inc                      COM              486665102     2046 164980.00SH       SOLE                164980.00
Kroger Co                      COM              501044101      914 45950.00 SH       SOLE                 45950.00
Littelfuse Inc                 COM              537008104     1156 50000.00 SH       SOLE                 50000.00
Medimmune Inc                  COM              584699102      449 17000.00 SH       SOLE                 17000.00
Merck & Co                     COM              589331107     1461 28842.00 SH       SOLE                 28842.00
National City Corp             COM              635405103     9771 293850.00SH       SOLE                293850.00
National Commerce Financial Co COM              63545P104      644 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    17607 442267.00SH       SOLE                442267.00
Pactiv Corp                    COM              695257105     1837 77200.00 SH       SOLE                 77200.00
Patterson Dental Company       COM              703412106     3581 71150.00 SH       SOLE                 71150.00
Pfizer Inc                     COM              717081103     1940 55437.00 SH       SOLE                 55437.00
Pinnacle West Capital Corp     COM              723484101     2504 63400.00 SH       SOLE                 63400.00
Quest Diagnostics Inc          COM              74834L100     8665 100700.00SH       SOLE                100700.00
Robert Half International Inc  COM              770323103     3342 143450.00SH       SOLE                143450.00
Royal Dutch Petroleum Co       COM              780257804      256  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100    11248 279325.00SH       SOLE                279325.00
Teleflex Inc                   COM              879369106    18152 317612.00SH       SOLE                317612.00
U.S. Bancorp                   COM              902973304    14115 604497.00SH       SOLE                604497.00
Universal Health Services      COM              913903100    10133 206800.00SH       SOLE                206800.00
Viacom Inc Cl B                COM              925524308     1147 25861.00 SH       SOLE                 25861.00
Viad Corp                      COM              92552R109     2699 103800.00SH       SOLE                103800.00
Washington Mutual Inc          COM              939322103      384 10351.95 SH       SOLE                 10351.95
Waters Corp                    COM              941848103     3482 130400.00SH       SOLE                130400.00
Wells Fargo & Company          COM              949746101      317  6326.00 SH       SOLE                  6326.00
Westamerica Bancorp            COM              957090103     2214 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4870 101000.00SH       SOLE                101000.00
Wyeth                          COM              983024100      727 14200.00 SH       SOLE                 14200.00
Zimmer Holdings Inc            COM              98956P102     1981 55540.00 SH       SOLE                 55540.00
Zions Bancorporation           COM              989701107    10201 195800.00SH       SOLE                195800.00
Franklin Templeton, Oregon Tax COM              354723785      215 18657.9170SH      SOLE               18657.9170
Lord Abbett Affiliated Fund Cl COM              544001100      364 29134.3460SH      SOLE               29134.3460